Risk management activities - Remaining contractual maturities of financial liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	$ 7,081
Compensation payable	15,751
Operating accounts payable	6,989
Loan facility	29,769
Non-derivative financial liabilities, undiscounted cash flows	59,590
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	2,373
Compensation payable	15,751
Operating accounts payable	6,989
Loan facility	0
Non-derivative financial liabilities, undiscounted cash flows	25,113
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	3,176
Compensation payable	0
Operating accounts payable	0
Loan facility	0
Non-derivative financial liabilities, undiscounted cash flows	3,176
3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	1,532
Compensation payable	0
Operating accounts payable	0
Loan facility	29,769
Non-derivative financial liabilities, undiscounted cash flows	31,301
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	0
Compensation payable	0
Operating accounts payable	0
Loan facility	0
Non-derivative financial liabilities, undiscounted cash flows	$ 0